Segment and Geographic Area Information - Schedule of Capital Expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Capital expenditures	$ 453	$ 321	$ 219
Operating segments
Segment Reporting Information [Line Items]
Capital expenditures	440	310	205
Corporate
Segment Reporting Information [Line Items]
Capital expenditures	$ 13	$ 11	$ 14